UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2004

Check here if Amendment |_|; Amendment Number: _______
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    STANFIELD CAPITAL PARTNERS LLC
Address: 430 PARK AVENUE
         NY NY 10022

13F File Number: 28-_______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:    ANDREW N. SIEGEL, ESQ.
Title:   GENERAL COUNSEL
Phone:   212-891-9600

Signature, Place, and Date of Signing:


/s/ Andrew N. Siegel                     NEW YORK, NY       FEBRUARY 11, 2005
-----------------------------------      ----------------   --------------------
           [Signature]                     [City, State]          [Date]

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:         NOT APPLICABLE
[If there are no entries in this list, omit this section.]

      Form 13F File Number         Name

      28-___________________       ______________________________________
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total:  $105,973
                                         (thousands)

List of Other Included Managers: N/A

Stanfield Capital Partners LLC           Form 13F      Summary Table at 12/31/04

                              TITLE OF                                     SHARES/    SH/ PUT/   INVSTMT   OTHER   VOTING AUTHORITY
    NAME OF ISSUER             CLASS         CUSIP          VALUE          PRN AMT    PRN CALL   DSCRETN  MANAGERS SOLE SHARED NONE
-----------------------      ----------    ---------   ---------------  ------------  --- ----   -------  -------- ---- ------ ----
General Motors Corporation   5.25%
                             Preferred     370442733   $  2,307,000.00    100,000.00  SH   0     Sole     No       Sole
Delta Air Lines, Inc.        Common        247361108   $  1,122,000.00    150,000.00  SH   0     Sole     No       Sole
Exide Corporation            Common        302051206   $ 24,829,148.50  1,801,825.00  SH   0     Sole     No       Sole
Global Crossing Holding LTD  Common         18267519   $    843,483.94     46,496.00  SH   0     Sole     No       Sole
IDT                          Common        448947309   $    346,581.72     22,389.00  SH   0     Sole     No       Sole
MCI INC                      Common        552691107   $  8,221,248.00    407,800.00  SH   0     Sole     No       Sole
Northwestern Corporation     Common        668074305   $  4,575,452.00    163,409.00  SH   0     Sole     No       Sole
NRG Energy Inc.              Common        629377508   $ 22,647,078.65    628,213.00  SH   0     Sole     No       Sole
Savvis                       Common        805423100   $  1,730,772.20  1,492,045.00  SH   0     Sole     No       Sole
Shaw Group                   Common        820280105   $  1,225,616.70     68,662.00  SH   0     Sole     No       Sole
Telewest Communications PLC  Common        87956T107   $ 14,407,460.46    819,537.00  SH   0     Sole     No       Sole
Zilog Inc.                   Common        989524301   $  1,200,000.00    150,000.00  SH   0     Sole     No       Sole
Rhodia Sa                    Common-ADR    762397107   $    675,000.00    250,000.00  SH   0     Sole     No       Sole
Paxson Communications        Preferred     704231505   $  9,458,248.26      1,259.00  SH   0     Sole     No       Sole
Xerox Corporation            Preferred
                             6.25%         984121509   $  7,368,750.00     50,000.00  SH   0     Sole     No       Sole
Ford Motor Co.               Preferred
                             6.5%          345395206   $  5,015,050.00     95,000.00  SH   0     Sole     No       Sole
Total                                                  $105,972,890.43  6,246,635.00